Loans Receivable Franchisees (Details) - Schedule of Loans are Non-interest Bearing (Parentheticals)	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Schedule of Loans are Non-interest Bearing [Abstract]
Discount based on imputed interest rate	11.75%	11.75%